Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Basis of Presentation

(a)Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’).

Principles of Consolidation

(b)Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs for which the Company or its subsidiary is the primary beneficiary and the VIEs’ subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.

All intercompany transactions and balances among the Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries have been eliminated upon consolidation.

Use of Estimates

(c)Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, sales returns, customer incentives, inventory write-downs for excess and obsolete inventories, realization of deferred income tax assets, share-based compensation and redemption value of the redeemable preferred shares. Actual results may differ materially from those estimates.

Foreign Currency

(d)Foreign Currency

The Group’s reporting currency is Renminbi (‘‘RMB’’). The functional currency of the Company and the Group’s entities incorporated in the British Virgin Islands (‘‘BVI’’), United States of America and Hong Kong Special Administrative Region (‘‘HK’’ or “Hong Kong”) is the United States dollars (‘‘US$’’). The functional currency of the Group’s entity incorporated in Italy and Malaysia is the Euro dollars and the Ringgit Malaysia, respectively. The functional currency of the Group’s PRC subsidiaries, VIEs and VIEs’ subsidiaries is the RMB.

Transactions denominated in currencies other than the functional currency are remeasured into the functional currency at the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in a foreign currency are remeasured into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded as foreign currency exchange losses in the Consolidated Statements of Comprehensive Income (Loss). Total exchange differences were a loss of RMB7,425 and RMB11,418 for the years ended December 31, 2015 and 2016, respectively,  and a gain of RMB9,477 for the year ended December 31, 2017.

The financial statements of the non PRC Group’s entities are translated from the functional currency into RMB. Assets and liabilities are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are recorded as a component of other comprehensive income or loss in the Consolidated Statements of Comprehensive Income (Loss), and the accumulated foreign currency translation adjustments are recorded as a component of accumulated other comprehensive income or loss in the Consolidated Statements of Shareholders’ Equity. Total foreign currency translation differences were a loss of RMB29,345 and RMB60,138 for the years ended December 31, 2015 and 2016, respectively, and a gain of RMB81,834 for the year ended December 31, 2017.

Convenience Translation

(e)Convenience Translation

Translations of balances in the Consolidated Balance Sheets, Consolidated Statements of Comprehensive Income (Loss), Consolidated Statements of Shareholders’ Equity and Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2017 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.5063, representing the noon buying rate in The City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York on December 29, 2017. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2017, or at any other rate.

Commitments and Contingencies

(f)Commitments and Contingencies

In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.

Cash and Time Deposits

(g)Cash and Time Deposits

Cash consist of cash on hand, cash at bank and time deposits, which have original maturities of three months or less and are readily convertible to known amounts of cash.  Time deposits represent certificates of deposit placed with banks with original maturities of more than three months but less than one year.

Restricted Cash

(h)Restricted Cash

Restricted cash is an amount of cash deposited with a bank in conjunction with a borrowing from the bank. Restriction on the use of such cash and the interest earned thereon is imposed by the bank and remains effective throughout the term of the bank borrowing. The cash restricted for use longer than one year is classified as non-current assets in the consolidated balance sheets.

Accounts Receivable

(i)Accounts Receivable

Accounts receivable mainly represent amounts due from online payment channels, delivery companies and installment payment by end customers with payment period within one year. Accounts receivables are recorded net of an allowance for doubtful accounts, if any. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the payment history, credit-worthiness and the financial condition of the debtor. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes a specific allowance if there is strong evidence indicating that an accounts receivable is likely to be unrecoverable. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers. No allowance for accounts receivable was provided as of December 31, 2016 and 2017 as the Company believes that it is probable the accounts receivable will be fully collected. Approximately 4% of the Company’s accounts receivable represent output VAT amounts, which are excluded from the Company’s merchandise sales revenues.

Inventories, net

(j)Inventories, net

Inventories, consisting of products available for sale, are stated at the lower of cost or net realizable value. The cost of inventory is determined using the identified cost of the specific item. The Group takes ownership, risks and rewards of the products purchased. Inventory is written down for damaged goods and slow-moving merchandise, which is dependent upon factors such as historical and forecasted consumer demand, and the sales promotion. When appropriate, write downs to inventory are recorded to write down the cost of inventories to their net realizable value. Write downs are recorded in cost of revenues in the Consolidated Statements of Comprehensive Income (Loss).

Property and Equipment, net

(k)Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value (estimated at 5% of cost) over their estimated useful lives on a straight-line basis. Leasehold improvements are depreciated on a straight-line basis over the period of the lease or their estimated useful lives, if shorter. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Transportation equipment	4 years
Office equipment	3-5 years
Leasehold improvement	Shorter of 5 years or lease term

Expenditures for repairs and maintenance are expensed as incurred, whereas the costs of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the Consolidated Statements of Comprehensive Income (Loss).

Impairment of Long-lived Assets

(l)Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets was recognized for the years ended December 31, 2015, 2016 and 2017.

Value Added Taxes

(m)Value Added Taxes

The Company’s PRC subsidiaries are subject to value added tax (“VAT”). Revenue from sales of second-hand merchandise purchased from individual vendors is subject to VAT at the concession rate of 2% or 3% depending on the sales term. Revenue from sales of brand new merchandise purchased from entities is generally subject to VAT at the rate of 17%. Service revenue is subject to VAT at the rate of 6%. The VAT balance is recorded in Accrued Expenses and Other Current Liabilities in the consolidated balance sheets.

Fair Value

(n)Fair Value

Fair value represents the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

Accounting guidance defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting guidance establishes a three-level fair value hierarchy and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Short-term financial assets and liabilities of the Group primarily consist of cash, time deposits, restricted cash, accounts receivable, advances to suppliers, prepayments and other current assets, short-term borrowings, accounts payable, amount due to Founder, advance from customers, accrued expenses and other current liabilities. As of December 31, 2016 and 2017, the carrying values of these financial instruments approximated to their fair values due to the short-term maturity of these instruments.

Long-term financial asset of the Group is restricted cash recognized in non-current assets. As of December 31, 2016 and 2017, the carrying values of restricted cash recognized in non-current assets approximated to their fair values as the interest rates approximate the rates in the market.

Long-term financial liabilities of the Group are long-term borrowings. As of December 31, 2016 and 2017, the carrying values of long-term borrowings approximated to their fair values as the interest rates of the Group’s long-term borrowings approximate the rates currently offered by the banks for similar loans.

Revenue

(o)Revenue

Revenues are generated primarily from merchandise sales, marketplace services and other services.

Revenues are recognized when the following four criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the selling price is fixed or determinable; and (4) collectability is reasonably assured.

Sales allowances for returns, which reduce revenues, are estimated based on historical experience. Revenues are recorded net of value-added taxes, business taxes and surcharges.

In accordance with ASC 605-45, Revenue Recognition: Principal Agent Considerations, the Group considers several factors in determining whether it acts as the principal or as an agent in the arrangement of merchandise sales and provision of various related services and thus whether it is appropriate to record the revenue and the related cost of sales on a gross basis or record the net amount earned as service fees.

Merchandise Sales

The Group generates revenues mainly from merchandise sales when the Group acts as principal for the sales of brand products to end customers online through its own internet platforms and offline at the offline experience centers. Online sales include sales through the Company’s online shopping mall, flash sales, auction and overseas sales.

The Group is considered as a principal for the following reasons: (1) The Group is the primary obligor and is responsible for the acceptability of the products and the fulfillment of the delivery services; (2) The Group is responsible to compensate end customers if the products are counterfeit or defective goods; (3) The Group is also responsible for the loyalty program benefits offered in conjunction with the merchandise sales to the buyers; (4) The Group has latitude in establishing selling prices and selecting suppliers; (5) The Group assumes credit risks on receivables; and (6) The Group has legal ownership of the inventory and has significant inventory risks even for those inventory with payment deferred until the following month after the inventory is sold as it has physical loss risk after acceptance of all the goods purchased from suppliers. Accordingly, the Group considers itself as the principal in the arrangement with the end customers and records revenue earned from merchandise sales on a gross basis.

With respect to proceeds from merchandise sales, before determining the timing of revenue recognition, the Group allocates proceeds from merchandise sales among sales of the products and customer loyalty program benefits based on relative fair value of each deliverable. Proceeds allocated to sales of goods are recognized as merchandise sales upon acceptance of delivery of products by buyers. Proceeds allocated to customer loyalty program benefits are recorded as deferred revenues.

The Group collects cash from end customers before or upon deliveries of products mainly through banks, third party online payment platforms or delivery companies. Cash collected from end customers before product delivery is recognized as advances from customers.

Marketplace and other services

Service revenues include marketplace service revenue and other services revenue through the internet platform. Marketplace service revenue refers to the commission fee earned by the Group when the Group acts as an agent for sales of vendors’ goods and lifestyle services. Vendor’s goods can be sold through auction or online ordering and lifestyle services can be sold through online ordering.

In addition, the other services revenue primarily consists of 1) advertising service revenue, and 2) service fees from the provision of repair and maintenance services to products such as handbags and watches.

With respect to the marketplace service revenue, the Group does not have general inventory risk or latitude in establishing prices. Accordingly, the Group records the net amount as marketplace service fees earned.

The Group recognizes other service revenue when the services are rendered. The Group recognizes marketplace service revenue at the time that the Group has provided the service and is entitled to payment.

Customer Loyalty Program

(p)Customer Loyalty Program

Customers earn loyalty program points from qualified purchases from the Group. The loyalty program points may be redeemed and applied for payment for future purchases from the Group. The loyalty program points have no expiry date, and there is no condition stipulated for application of the loyalty program points. Loyalty program points are considered a separate deliverable in a merchandise sales arrangement. A portion of the sales price is allocated to this revenue generating unit using vendor-specific objective evidence, and such amount is accounted for as deferred revenue in the Consolidated Balance Sheets. Deferred revenue is recognized as merchandise revenue at the time the customer redeems the loyalty program points in a future purchase, or when the Group is legally released from its obligation.

The Group gives out coupons in promotion events or at the time a customer signs up as a registered member. Customers may enjoy certain discount or price reduction on a future purchase from the Group upon satisfying the conditions stipulated in such coupons. The coupons given out are not related to any transaction that has generated revenue. Accordingly, the Group does not attribute any value to these types of coupons. In the event the customer applies the coupon in a purchase, a reduced price will be recorded as sales revenue.

Cost of Revenues

(q)Cost of Revenues

Cost of revenues consists of cost of merchandise sold and inventory write-down, repair and maintenance staff payroll and related equipment depreciation. Payment processing, packaging material and product delivery costs are classified as fulfillment expenses in the Consolidated Statements of Comprehensive Income (Loss).

Fulfillment Expenses

(r)Fulfillment Expenses

Fulfillment expenses represent packaging material costs and those costs incurred in shipping and operating and staffing the Group’s fulfillment and customer service centers, including costs attributable to receiving, inspecting, and warehousing inventories; picking, packaging, and preparing customer orders for shipment; collecting payments from customers and responding to inquiries from customers. Fulfillment expenses also include amounts payable to third parties that assist the Group in payment collections and product deliveries. Shipping costs included in fulfillment expenses were RMB25,830, RMB28,206 and RMB32,277 for the years ended December 31, 2015, 2016 and 2017, respectively.

Marketing Expenses

(s)Marketing Expenses

Marketing expenses mainly consist of advertising costs, promotion expenses, payroll and related expenses for personnel engaged in marketing activities. Advertising costs, which consist primarily of online and offline advertisements, are expensed when the services are received. The advertising expenses were RMB149,545, RMB113,663 and RMB111,154 for the years ended December 31, 2015, 2016 and 2017, respectively.

Technology and Content Development Expenses

(t)Technology and Content Development Expenses

Technology and content development expenses mainly consist of technology infrastructure expenses and payroll and related costs for employees involved in application development, category expansion, editorial content production and system support, as well as costs associated with computation, storage and telecommunication infrastructures. Technology and content development expenses which include software development costs are expensed as incurred, as the costs qualifying for capitalization have been immaterial.

General and Administrative Expenses

(u)General and Administrative Expenses

General and administrative expenses mainly consist of payroll and related costs for employees involved in general corporate functions, including accounting, finance, tax, legal and human resources, professional fees and other general corporate expenses as well as costs associated with the use by these functions of facilities and equipment, such as depreciation and rental expenses.

Share-based Compensation

(v)Share-based Compensation

The Company periodically grants share-based awards, including but not limited to, restricted shares and share options to eligible employees and directors. The shares held by Founder Mr. Richard Rixue Li who is also the Chief Executive Officer and a director of the Company, and Founder Ms. Zhaohui Huang who is a director of the Company became restricted and subject to service conditions in conjunction with the issuance of preferred shares.

Share-based awards granted to the Founders in the form of restricted shares are measured at the grant date fair value of the awards, and are recognized as compensation expense using the straight line method, net of estimated forfeitures, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Share-based awards granted to the employees before the Group’s IPO are subject to service and performance conditions, and share-based awards granted to the employees after the Group’s IPO are subject to service conditions. They are measured at the grant date fair value of the awards, and are recognized as compensation expense using the graded vesting method, net of estimated forfeitures, if and when the Company considers that it is probable that the performance condition will be achieved.

A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. The Group calculates incremental compensation cost of a modification as the excess of the fair value of the modified awards over the fair value of the original awards immediately before its terms are modified at the modification date. For vested awards, the Group recognizes incremental compensation cost in the period the modification occurs. For awards not being fully vested, the Group recognizes the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original awards over the remaining requisite service period after modification.

Share-based compensation in relation to the restricted shares is measured based on the fair market value of the Company’s ordinary shares at the grant date of the award. Prior to IPO, estimation of the fair value of the Company’s ordinary shares involves significant assumptions that might not be observable in the market, and a number of complex and subjective variables, including discount rate, and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants are made. Share-based compensation in relation to the share options is estimated using the Binominal Option Pricing Model. The determination of the fair value of share options is affected by the share price of the Company’s ordinary shares as well as the assumptions regarding a number of complex and subjective variables, including the expected share price volatility, risk-free interest rate, exercise multiple and expected dividend yield. The fair value of these awards was determined with the assistance from a valuation report prepared by an independent valuation firm using management’s estimates and assumptions.

Employee Benefits

(w)Employee Benefits

The Company’s subsidiaries, the VIEs and the VIEs’ subsidiaries in China participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in China to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution. The fair value of the employee benefits liabilities approximates their carrying value due to the short-term nature of these liabilities. Employee social benefits included as expenses in the accompanying Consolidated Statements of Comprehensive Income (Loss) amounted to RMB28,908, RMB33,980 and RMB32,606 for the years ended December 31, 2015, 2016 and 2017, respectively.

Income Tax

(x)Income Tax

Current income taxes are provided on the basis of net income/ (loss) for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred tax assets and liabilities are recognized for the tax effects of temporary differences and are determined by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse to the temporary differences between the financial statements’ carrying amounts and the tax bases of assets and liabilities. A valuation allowance is provided to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes arising from a change in tax rates is recognized in the Consolidated Statements of Comprehensive Income (Loss) in the period of change.

The Group applies a ‘‘more likely than not’’ recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is ‘‘more likely than not’’ to prevail based on the facts and technical merits of the position. Tax positions that meet the ‘‘more likely than not’’ recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed. Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occurs. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. As of December 31, 2016 and 2017, the Group did not have any significant unrecognized uncertain tax positions.

Leases

(y)Leases

A lease is classified at the inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases. Payments made under operating leases are charged to the Consolidated Statements of Comprehensive Income (Loss) on a straight-line basis over the lease term. The Group had no capital leases as of December 31, 2016 and 2017.

Earnings (Loss) per Share

(z)Earnings (Loss) per Share

Basic earnings/(loss) per Class A and Class B share is computed by dividing net income/(loss) attributable to holders of Class A and Class B ordinary shares, considering the accretions to redemption value of the preferred shares and accretions to redemption value of the redeemable non-controlling interest, by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between Class A and Class B ordinary shares and other participating securities based on their participating rights. Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to Class A and Class B ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares and accretion related to redeemable non-controlling interest, if any, by the weighted average number of Class A and Class B ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, unvested restricted shares and Class A ordinary shares issuable upon the exercise of outstanding share option (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Treasury Stock

(aa)Treasury Stock

Treasury stock represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock.

Segment Reporting

(bb)Segment Reporting

The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Company’s Chief Executive Officer and management personnel do not segregate the Company’s business by product or service lines. All product and service categories are viewed as in one and the only operating segment.

Statutory Reserves

(cc)Statutory Reserves

The Group’s subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly foreign owned enterprise have to make appropriations from their after-tax profits (as determined under generally accepted accounting principles in the PRC (‘‘PRC GAAP’’)) to non-distributable reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIE and VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective company. The staff bonus and welfare fund is liability in nature and is restricted to make payment of special bonuses to employees and for the collective welfare of employees. None of these reserves is allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2015, 2016 and 2017, no appropriation was made to the general reserve fund by the Group’s wholly foreign owned PRC subsidiaries, and no appropriation was made to the statutory surplus fund by the Group’s PRC VIEs and VIEs’ subsidiaries as these PRC companies were still in accumulated losses . In addition, these PRC companies had not made any appropriation to discretionary funds.

Recent Accounting Pronouncements

(dd)Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers” (Topic 606). This guidance supersedes current guidance on revenue recognition in Topic 605, Revenue Recognition. In addition, there are disclosure requirements related to the nature, amount, timing, and uncertainty of revenue recognition. In August 2015, the FASB issued ASU No. 2015-14 to defer the effective date of ASU No. 2014-09 for all entities by one year. For public business entities that follow U.S. GAAP, the deferral results in the new revenue standard are being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017, with early adoption permitted for interim and annual periods beginning after December 15, 2016. The new revenue standard may be applied retrospectively to each prior period presented (“full retrospective method”) or retrospectively with the cumulative effect recognized as of the date of adoption (“modified retrospective method”).

The Company plans to apply the modified retrospective method starting from January 1, 2018. The Company conducted a review and evaluation over all the contracts that are not completed on January 1, 2018 and concluded that there is no material impact on our retained earnings as of January 1, 2018 and consolidated financial statements in fiscal year 2018 as a result of the new adoption of the guidance.

In February 2016, the FASB issued ASU No. 2016-02 (“ASU 2016-02”), Leases. ASU 2016-02 specifies the accounting for leases. For operating leases, ASU 2016-02 requires a lessee to recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in its balance sheet. The standard also requires a lessee to recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term, on a generally straight-line basis. ASU 2016-02 is effective for public companies for annual reporting periods, and interim periods within those years beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In November, 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This Update requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in this Update apply to all entities that have restricted cash or restricted cash equivalents and are required to present a statement of cash flows under Topic 230. The amendments in this Update are effective for public business entities for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2018, and interim periods within fiscal years beginning after December 15, 2019. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The Company evaluated the impact of ASU No. 2016-18 and determined to fully adopt the new standards starting from January 1, 2018 and will apply a retrospective transition method to each period presented.

In May 2017, the FASB issued ASU No. 2017-09, “Compensation — Stock compensation (Topic 718): Scope of modification accounting” (“ASU 2017-09”), which clarifies when to account for a change to the terms or conditions of a share-based payment award as a modification. ASU 2017-09 is effective prospectively for all companies for annual periods beginning on or after December 15, 2017, and early adoption is permitted. Management does not expect that the adoption of this guidance will have a material effect on the consolidated financial statements, and will adopt this ASU from January 1, 2018.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260), Distinguishing Liabilities from Equity (Topic 480), Derivatives and Hedging (Topic 815): I. Accounting for Certain Financial Instruments with Down Round Features and II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Non-controlling Interests with a Scope Exception. Part I of this update addresses public entities that issue warrants, convertible debt or convertible preferred stock that contain down round features. Part II of this update re-characterizes the indefinite deferral of certain provisions of Topic 480 that now are presented as pending content in the Codification, to a scope exception. Those amendments do not have an accounting effect. This ASU is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company is currently evaluating the impact of adopting this standard on its consolidated financial statements.